Risk Management (Details) - Schedule of breakdown of bank's fixed income by levels - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Breakdown Of Banks Fixed Income By Levels Abstract
Level 1: cash and cash equivalent	$ 1,453,265	$ 1,106,152
Level 2: fixed income	5,424,452	1,223,824
Level 2: fixed income	8,066	9,792
Total	$ 6,885,783	$ 2,339,768